Leases (Details) - Schedule of other information related to operating leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other information related to operating leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 9,829	$ 10,559	$ 9,685
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 5,955	$ 10,008	$ 7,246